Note 12 - Income Taxes - Computation of Provision (benefits) Income Taxes from Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%
State income taxes – net of federal benefit	3.65%	5.80%
Key man life insurance		(0.01%)
Stock Based Compensation	(18.10%)
R&D, taken as a credit	(0.23%)	(0.29%)
Adjustment to fair value of derivative	3.98%	0.37%
PPP Loan Forgiveness		0.60%
Other	(1.14%)	(1.41%)
Change in Valuation Allowance	(9.16%)	(26.06%)
Total Income Tax Provision / (Benefit)	0.00%	0.00%